Finance Income (Expenses), Net	12 Months Ended
Dec. 31, 2017
Finance Income Expense [Abstract]
FINANCE INCOME (EXPENSES), NET
NOTE 19:	FINANCE INCOME (EXPENSES), NET

	Year ended December 31,
	2017	2016	2015
	U.S. dollars in thousands
Finance expenses:
Issuance cost related to warrants to investors	329	-	-
Bank account management fees and commissions	8	7	9
Other financial expenses	-	-	6

Total finance expenses	337	7	15

Finance income:
Revaluation of warrants to purchase ADS’s	765	-	-
Interest income on bank deposits	16	-	-
Exchange differences	21	23	4

Total finance income	802	23	4

Finance income (expenses), net	465	16	(11)